FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Dec. 31, 2016 ARS ($)	Dec. 31, 2015 ARS ($)
Operative working capital - negative
Trade receivables				$ 17,415	$ 2,588
Other receivables (not considering financial NDF)				4,323	1,223
Inventories				2,737	136
Current liabilities (not considering financial debt)				(33,401)	(17,238)
Operative working capital - negative				(8,926)	(13,291)
Over revenues	5.30%	19.90%
Variations in operative working capital - negative
Variation in trade receivables	$ 14,827
Variation in other receivables	3,100
Variation in inventories	2,601
Variation in current liabilities (not considering financial debt)	(16,163)
Variation in operative working capital	4,365
Net current financial asset (debt)
Cash and cash equivalents		$ 236	$ 183	6,891	6,517	$ 4,840	$ 4,065
Financial NDF				750
Investments				1,371	162
Current financial debt				(20,044)	(1,383)
Net Current financial (liability) asset				(11,032)	5,296
Variations in net current financial asset (debt)
Variation in cash and cash equivalents	374
Variation in investments	1,209
Variation in Financial NDF	750
Variation in current financial debt	(18,661)
Variation in net Current financial (liability) asset	(16,328)
Negative operating working capital (current assets - current liabilities)				$ (19,958)	$ (7,995)
Variation in working capital	$ (11,963)
Liquidity rate	0.63	0.57
Variation in liquidity rate	0.06